Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended		72 Months Ended	75 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Net sales	$ 0	$ 0	$ 0	$ 0	$ 415,996	$ 416,000
Operating expense:
Research and development	517,000	664,000	2,088,992	583,869	4,278,647	4,796,000
General and administrative	1,119,000	1,221,000	3,622,142	3,506,473	11,573,062	12,692,000
Total operating expenses	1,636,000	1,885,000	5,711,134	4,090,342	15,851,709	17,488,000
Loss from operations	(1,636,000)	(1,885,000)	(5,711,134)	(4,090,342)	(15,435,713)	(17,072,000)
Other income (expense):
Interest expense	(638,000)	(873,000)	(2,630,914)	(1,518,420)	(5,360,513)	(5,998,000)
Loss on issuance of common stock	(67,000)	0	(352,096)	0	(352,096)	(419,000)
Loss on issuance of warrants	(3,867,000)	0				(3,867,000)
Loss on issuance of debt	0	0	(6,708,728)	0	(6,708,728)	(6,709,000)
Other income (expense)	0	0	0	(11,862)	75,827	76,000
Change in fair value of warrants and derivative liabilities	666,000	(1,880,000)	271,191	485,006	1,153,365	1,820,000
Total other income (expense)	(3,906,000)	(2,753,000)	(9,420,547)	(1,045,276)	(11,192,145)	(15,097,000)
Net loss	(5,542,000)	(4,638,000)	(15,131,681)	(5,135,618)	(26,627,858)	(32,169,000)
Preferred stock dividend	26,000	0	38,402	0	38,402	64,000
Net loss applicable to common shareholders	$ (5,568,000)	$ (4,638,000)	$ (15,170,083)	$ (5,135,618)	$ (26,666,260)	$ (32,233,000)
Basic and diluted net (loss) per common share (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.04)
Basic and diluted weighted average common shares outstanding (in shares)	630,720,618	368,215,835	450,931,510	140,710,454
Per share net loss applicable to common stockholders’:
Basic and fully diluted (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.04)
Weighted average shares used in computing basic loss per share:
Basic and fully diluted (in shares)	630,720,618	368,215,835	450,931,510	140,710,454